Note 11 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Financial expenses
Loans and financings	$ (3,649)	$ (2,837)
Losses on derivative instruments (Note 2)	(147)	(123)
Repurchased securities losses	(15)	(20)
Other	(450)	(521)
Financial Expenses, before Capitalized Interest	(4,261)	(3,501)
Capitalized interest	3,604	2,238
Financial expenses	(657)	(1,263)
Financial income
Investments	1,363	616
Marketable Securities	1,297	282
Gains on derivative instruments (Note 2)	107	152
Clients	225	108
Other	258	321
Financial income	3,250	1,479
Monetary and exchange variation	(2,322)	311
Financial Income (Expenses), Net	$ 271	$ 527